Cover	Nov. 03, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On November 3, 2021, Ping Identity Holding Corp. filed a Current Report on Form 8-K furnishing and incorporating by reference its press release announcing its financial results for the quarter ended September 30, 2021. The press release contained a reconciliation of Unlevered Free Cash Flow Guidance for the Three Months and Year Ended December 31, 2021 that inadvertently understated amounts for Net cash provided by (used in) operating activities and Purchases of property and equipment for the Year Ended December 31, 2021 by $1.325 million. All other line items included in the original reconciliation were correct for all periods presented, including guidance for Unlevered Free Cash Flow.
Document Period End Date	Nov. 03, 2021
Entity File Number	001-39056
Entity Registrant Name	PING IDENTITY HOLDING CORP.
Entity Central Index Key	0001679826
Entity Tax Identification Number	81-2933383
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1001 17th Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	468-2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	PING
Security Exchange Name	NYSE
Entity Emerging Growth Company	false